Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - USD ($) $ in Millions		Dec. 31, 2015		Dec. 31, 2014
Derivatives Designated as Hedging Instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume		$ 69.3
Derivative asset		0.2
Derivative liability		0.3
Not Designated as Hedging Instrument
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume		482.4		$ 459.1
Derivative asset		2.5		1.3
Derivative liability		5.1		0.4
Less Than One Year | Derivatives Designated as Hedging Instruments | Foreign Exchange Forward | Cash Flow Hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume	[1]	58.0
Derivative asset	[1]	0.2
Derivative liability	[1]	0.2
Less Than Two Years | Derivatives Designated as Hedging Instruments | Foreign Exchange Forward | Cash Flow Hedging
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume	[1]	11.3
Derivative asset	[1]	0.0
Derivative liability	[1]	0.1
Less Than Six Months | Not Designated as Hedging Instrument | Foreign Exchange Swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Nominal volume		482.4	[2]	459.1	[3]
Derivative asset		2.5	[4]	1.3	[5]
Derivative liability		$ 5.1	[6]	$ 0.4	[7]

[1]	There is no netting since there are no offsetting contracts.
[2]	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $435.8 million.
[3]	Net nominal amount after deducting for offsetting swaps under ISDA agreements is $390.9 million.
[4]	Net amount after deducting for offsetting swaps under ISDA agreements is $2.4 million.
[5]	Net amount after deducting for offsetting swaps under ISDA agreements is $1.3 million.
[6]	Net amount after deducting for offsetting swaps under ISDA agreements is $4.9 million.
[7]	Net amount after deducting for offsetting swaps under ISDA agreements is $0.4 million.